INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities:
Net (loss) income	$ (805,720)	$ 49,490
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation expenses	787	1,218
Deferred income tax	0	2,332
Share-based compensation	103,155	103,155
Changes in operating assets and liabilities:
Accounts receivable, net	181,547	(303,302)
Inventories	(81,931)	(47,374)
Advance to suppliers	25,892	(89,647)
Prepaid expenses and other assets, net	149,262	(21,683)
Operating lease right-of-use asset	0	0
Other non-current assets	23,414	6,901
Notes payable	(93,194)	(51,688)
Accounts payable	(34,887)	8,129
Other payables and accrued liabilities	(98,670)	26,133
Income tax payable	(281,200)	59,743
Deferred revenue	0	(8,332)
Amount due from a related party	(458,145)	(261,209)
Net cash used in operating activities	(553,267)	(258,573)
Cash flows from investing activities:
Purchase of property and equipment	0	(24,000)
Net cash used in investing activities	0	(24,000)
Cash flows from financing activities:
Bank borrowing	(3,453)	(144,233)
Net cash used in financing activities	(3,453)	(144,233)
Effect of exchange rate changes on cash and cash equivalents	74,488	10,727
Net increase in cash and cash equivalents	(482,232)	(416,079)
Cash and cash equivalents at beginning of period	2,444,009	1,023,531
Cash and cash equivalents at end of period	1,961,777	607,452
Supplemental disclosures of cash flow information
Cash paid for interest expenses	0	0
Cash paid for Income taxes	$ 0	$ 0